Share-Based Compensation (Details) - Schedule of Share-Based Compensation Expense - Share Based Compensation Expense [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost of revenue	¥ 462	¥ 6,438
Selling and marketing	786	3,420
General and administrative	3,706	12,738
Total share-based compensation expense	¥ 4,954	¥ 22,596